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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              07/26/12
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           38
                                         -----------

Form 13F Information Table Value Total:  $   135,647
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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            COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------  --------   ----------    -------- ------------   ------------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF               VALUE   SHS OR        SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (x$1000) PRN AMT       PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
BANK MUTUAL CORP		    COMMON	063750103    7,075  1,604,243 	 SH     SOLE		1,604,243
BANKFINANCIAL CORP		    COMMON	06643P104   10,471  1,390,608	 SH     SOLE		1,390,608
BCSB BANCORP INC		    COMMON	055367106    1,177     87,184	 SH	SOLE		   87,184
BENEFICIAL MUTUAL BANCORP INC	    COMMON	08173R104   10,824  1,254,226	 SH	SOLE		1,254,226
BERKSHIRE BANCORP INC DEL	    COMMON	084597202      343     38,921	 SH	SOLE		   38,921
CALIFORNIA FIRST NATIONAL BANC	    COMMON	130222102    4,167    265,581	 SH	SOLE		  265,581
CENTRAL BANCORP INC/MA		    COMMON	152418109    1,031     32,499	 SH	SOLE		   32,499
COLONIAL FINANCIAL SERVICES IN	    COMMON	19566B101      753     57,539	 SH	SOLE		   57,539
COMERICA INC			    COMMON	200340107    7,770    253,000	 SH	SOLE		  253,000
COMMUNITY PARTNERS BANCORP	    COMMON	204018105    2,553    447,816	 SH	SOLE		  447,816
EPLUS INC			    COMMON	294268107   10,522    325,240	 SH	SOLE		  325,240
FARMERS NATIONAL BANC CORP	    COMMON	309627107    4,499    722,158	 SH	SOLE		  722,158
FEDFIRST FINANCIAL CORP		    COMMON	31429C101    1,748    122,310 	 SH	SOLE		  122,310
FIRST ADVANTAGE BANCORP		    COMMON	31848L104    4,050    300,000	 SH	SOLE		  300,000
FIRST CAPITAL BANCORP VA 	    COMMON	319438107    1,026    438,482    SH	SOLE		  438,482
FIRST OF LONG ISLAND CORP/THE	    COMMON	320734106    1,497     51,674	 SH	SOLE		   51,674
HOPFED BANCORP INC		    COMMON	439734104    2,700    374,936	 SH	SOLE		  374,936
KEARNY FINANCIAL CORP		    COMMON	487169104    2,388    246,421	 SH	SOLE		  246,421
MALVERN FEDERAL BANCORP INC	    COMMON	561410101    1,992    234,311	 SH	SOLE		  234,311
MERIDIAN INTERSTATE BANCORP IN	    COMMON	58964Q104    7,131    512,291	 SH	SOLE		  512,291
METRO BANCORP INC		    COMMON	59161R101    4,816    400,315	 SH	SOLE		  400,315
MIDDLEBURG FINANCIAL CORP	    COMMON	596094102      590     34,683	 SH	SOLE		   34,683
NEWPORT BANCORP INC		    COMMON	651754103    3,729    273,215	 SH	SOLE	          273,215
NORTHRIM BANCORP INC		    COMMON	666762109    5,948    276,798	 SH	SOLE		  276,798
OBA FINANCIAL SERVICES INC	    COMMON	67424G101    6,061    408,166	 SH	SOLE		  408,166
OCEAN SHORE HOLDING CO		    COMMON	67501R103    8,807    690,725	 SH	SOLE		  690,725
OLD POINT FINANCIAL CORP	    COMMON	680194107    2,332    215,961	 SH	SOLE		  215,961
PACIFIC PREMIER BANCORP INC	    COMMON	69478X105    4,207    500,779	 SH	SOLE		  500,779
PEAPACK GLADSTONE FINANCIAL CO	    COMMON	704699107    2,298    148,169	 SH	SOLE		  148,169
PRUDENTIAL BANCORP INC OF PENN	    COMMON	744319104      220     41,980	 SH	SOLE		   41,980
PULASKI FINANCIAL CORP		    COMMON	745548107      214     28,859	 SH	SOLE		   28,859
ROMA FINANCIAL CORP		    COMMON	77581P109    1,096    128,616	 SH	SOLE		  128,616
SOMERSET HILLS BANCORP		    COMMON	834728107    1,407    165,517	 SH	SOLE		  165,517
SOUTHERN CONNECTICUT BANCORP I	    COMMON	84264A102      268    206,272	 SH	SOLE		  206,272
SOUTHWEST BANCORP INC/STILLWAT	    COMMON	844767103    4,640    493,053	 SH	SOLE		  493,053
TERRITORIAL BANCORP INC		    COMMON	88145X108    4,008    176,011	 SH	SOLE		  176,011
WILLIS LEASE FINANCE CORP	    COMMON	970646105    1,116     90,588	 SH	SOLE	  	   90,588
WESTERN LIBERTY BANCORP COM	    COMMON	961443108      173     59,696	 SH	SOLE		   59,696







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